Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,581,000
Previously Paid Amount	0.00
Total Fee Amount	632.64
Total Offset Amount	0.00
Net Fee	632.64
Narrative - Max Aggregate Offering Price	$ 4,581,000
Final Prospectus	true